Quarterly Holdings Report
for
Fidelity® International Value Fund
January 31, 2023
FIV-NPRT1-0423
1.844602.116
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 7.6%
BHP Group Ltd.	873,539	30,593,221
Macquarie Group Ltd.	75,844	10,118,277
National Australia Bank Ltd.	300,426	6,778,855
Woodside Energy Group Ltd.	295,022	7,639,266
TOTAL AUSTRALIA		55,129,619
Austria - 0.6%
Erste Group Bank AG	113,507	4,288,120
Bailiwick of Jersey - 2.5%
Ferguson PLC	25,016	3,503,535
Glencore PLC	2,208,300	14,788,738
TOTAL BAILIWICK OF JERSEY		18,292,273
Belgium - 1.4%
KBC Group NV	107,216	7,909,753
UCB SA	29,000	2,376,532
TOTAL BELGIUM		10,286,285
Canada - 0.7%
Nutrien Ltd.	57,800	4,784,557
Denmark - 0.6%
DSV A/S	24,700	4,064,507
Finland - 1.3%
Sampo Oyj (A Shares)	175,134	9,171,420
France - 13.8%
Air Liquide SA	57,970	9,230,338
ALTEN	21,900	3,349,868
AXA SA	432,705	13,499,974
BNP Paribas SA	185,500	12,740,487
Capgemini SA	29,193	5,519,094
Euroapi SASU (a)	5,559	89,232
Sanofi SA	139,479	13,658,408
Teleperformance	13,800	3,825,681
TotalEnergies SE (b)	403,305	24,932,635
VINCI SA	70,100	7,920,569
Vivendi SA	490,492	5,256,664
TOTAL FRANCE		100,022,950
Germany - 10.7%
Bayer AG	137,500	8,558,679
Deutsche Post AG	120,700	5,196,942
Hannover Reuck SE	43,900	8,886,560
Linde PLC	26,314	8,657,989
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,500	7,017,010
Rheinmetall AG	38,350	8,922,131
RWE AG	192,900	8,556,218
Siemens AG	106,639	16,657,574
Vonovia SE	182,829	5,164,535
TOTAL GERMANY		77,617,638
Hong Kong - 0.9%
AIA Group Ltd.	571,200	6,458,929
India - 0.6%
Reliance Industries Ltd. sponsored GDR (c)	80,500	4,612,650
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	10,835,494	3,322,899
Ireland - 2.9%
Bank of Ireland Group PLC	640,300	6,812,056
CRH PLC	195,002	9,110,988
Ryanair Holdings PLC sponsored ADR (a)	53,800	4,870,514
TOTAL IRELAND		20,793,558
Italy - 3.3%
Enel SpA	1,344,800	7,918,344
Eni SpA	622,500	9,579,176
Mediobanca SpA	577,125	6,183,866
TOTAL ITALY		23,681,386
Japan - 22.0%
DENSO Corp.	123,300	6,658,902
FUJIFILM Holdings Corp.	103,200	5,461,466
Fujitsu Ltd.	32,900	4,684,283
Hitachi Ltd.	272,900	14,311,551
Hoya Corp.	36,500	4,013,976
Ibiden Co. Ltd.	68,000	2,653,966
Idemitsu Kosan Co. Ltd.	135,700	3,392,604
Itochu Corp.	255,500	8,258,229
Minebea Mitsumi, Inc.	247,970	4,322,787
Mitsubishi Estate Co. Ltd.	306,400	3,938,196
Mitsubishi UFJ Financial Group, Inc.	2,017,761	14,779,860
Mitsui Fudosan Co. Ltd.	100,600	1,885,612
ORIX Corp.	452,600	7,958,061
Recruit Holdings Co. Ltd.	61,700	1,984,288
Renesas Electronics Corp. (a)	477,788	4,914,576
Shidax Corp.	4,800	24,236
Shin-Etsu Chemical Co. Ltd.	66,600	9,818,381
Shiseido Co. Ltd.	57,000	2,962,633
SoftBank Group Corp.	107,000	5,065,603
Sony Group Corp.	39,400	3,520,453
Sumitomo Mitsui Financial Group, Inc.	255,100	11,086,925
Suzuki Motor Corp.	168,330	6,311,062
TIS, Inc.	103,101	2,972,954
Tokio Marine Holdings, Inc.	443,544	9,289,902
Toyota Motor Corp.	1,305,325	19,169,639
TOTAL JAPAN		159,440,145
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	74,010	3,681,958
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	155,686	4,800,044
Netherlands - 1.1%
Airbus Group NV	42,700	5,353,123
Universal Music Group NV	116,619	2,981,059
TOTAL NETHERLANDS		8,334,182
Singapore - 1.5%
United Overseas Bank Ltd.	482,805	10,974,466
South Africa - 0.1%
Thungela Resources Ltd. (b)	47,881	622,767
Spain - 2.2%
Banco Santander SA (Spain)	3,572,982	12,487,355
Cellnex Telecom SA (c)	51,500	2,018,182
Unicaja Banco SA (c)	1,486,600	1,821,409
TOTAL SPAIN		16,326,946
Sweden - 1.8%
Alleima AB	29,480	147,039
Investor AB (B Shares)	475,340	9,197,622
Sandvik AB	185,500	3,833,850
TOTAL SWEDEN		13,178,511
Switzerland - 5.0%
Novartis AG	21,240	1,920,289
Swiss Life Holding AG	8,673	5,115,696
UBS Group AG	723,558	15,527,555
Zurich Insurance Group Ltd.	27,311	13,506,080
TOTAL SWITZERLAND		36,069,620
United Kingdom - 13.8%
Anglo American PLC (United Kingdom)	256,092	11,045,353
AstraZeneca PLC (United Kingdom)	44,512	5,831,630
BAE Systems PLC	1,187,264	12,568,439
Barratt Developments PLC	487,849	2,765,442
Beazley PLC	473,600	3,882,787
BP PLC	1,118,568	6,756,436
Imperial Brands PLC	180,965	4,539,733
Lloyds Banking Group PLC	10,810,564	7,035,470
Prudential PLC	405,300	6,734,089
Shell PLC ADR	470,400	27,664,224
Standard Chartered PLC (United Kingdom)	1,299,798	10,883,881
TOTAL UNITED KINGDOM		99,707,484
TOTAL COMMON STOCKS (Cost $623,070,985)		695,662,914

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Germany - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $7,331,322)	103,800	6,206,896

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	24,236,895	24,241,742
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	3,784,365	3,784,743
TOTAL MONEY MARKET FUNDS (Cost $28,026,485)		28,026,485

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $658,428,792)	729,896,295
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,831,673)
NET ASSETS - 100.0%	724,064,622

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,452,241 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	19,026,705	41,311,840	36,096,803	198,640	-	-	24,241,742	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	12,898,750	28,216,075	37,330,082	51,042	-	-	3,784,743	0.0%
Total	31,925,455	69,527,915	73,426,885	249,682	-	-	28,026,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.